Note 11 - Voyage and Vessel Operating Expenses - Summary of Voyage Expenses in the Consolidated Statements of Operations (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commissions on Charter Hire Agreements [Member]
Commissions, related party	$ 705	$ 761	$ 829
Repairs and Maintenance [Member]
Commissions, related party	17	60	247
Voyage Expenses [Member] | Commissions on Charter Hire Agreements [Member]
Commissions, related party	705	761	829
Vessel Operating Expenses [Member] | Repairs and Maintenance [Member]
Commissions, related party	$ 17	$ 60	$ 247